Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands	Share capital Ordinary shares	Share capital	Share premium Ordinary shares	Share premium	Treasury share reserve	Other reserves Warrants	Other reserves	Accumulated deficit	Ordinary shares	Warrants	Total
Equity at beginning of period at Dec. 31, 2023		£ 17		£ 257,704			£ 86,757	£ (394,257)			£ (49,779)
Profit (Loss) for the year								(17,121)			(17,121)
Translation differences							1,162				1,162
Total comprehensive loss							1,162	(17,121)			(15,959)
Share based payment transactions							4,433				4,433
Share issuance to related party				15,629							15,629
Issuance of warrants to related party							3,907				3,907
Exercise of share options				491							491
Repurchase of ordinary shares					£ (803)						(803)
Transfer of reserves							995	(995)
Equity at end of period at Jun. 30, 2024		17		273,824	(803)		97,254	(412,373)			(42,081)
Equity at beginning of period at Dec. 31, 2024		55		554,391	(803)		99,299	(1,152,283)			(499,341)
Profit (Loss) for the year								250,962			250,962
Translation differences							2,151				2,151
Total comprehensive loss							2,151	250,962			253,113
Share based payment transactions							2,816				2,816
Share issuance	£ 9		£ 34,226						£ 34,235
Issuance of warrants						£ 18,032				£ 18,032
Share issuance to related party		3		12,982							12,985
Issuance of warrants to related party							(6,840)				(6,840)
Transaction costs on issuance of equity instruments				(3,142)			(1,654)				(4,796)
Exercise of share options				11							11
Transfer of reserves							(706)	706
Equity at end of period at Jun. 30, 2025		£ 67		£ 598,468	£ (803)		£ 126,778	£ (900,615)			£ (176,105)